Statements of Cash Flows - USD ($)	1 Months Ended	4 Months Ended	5 Months Ended
	May 31, 2025	Sep. 30, 2025	Sep. 30, 2025
Cash flows from Operating Activities:
Net Loss	$ (5,618)	$ (71,722)	$ (77,340)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation and operating costs paid by Sponsor under Promissory Note – Related Party	5,618		77,340
Net cash provided by operating activities
Cash flows from Financing Activities:
Proceeds from issuance of ordinary shares to Sponsor
Payment of offering costs
Net cash provided by financing activities
Net Change in Cash
Cash – Beginning of period
Cash – Ending of period
Supplemental Disclosures of Noncash Financing Activities
Deferred offering costs included in promissory note	73,000		443,697
Deferred offering costs in accrued offering costs and expenses			$ 32,355